UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CRCM L.P.
Address:     One Maritime Plaza, Suite 1107
             San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Chun R. Ding
Title:       Manager of CRCM LLC
             General Partner of CRCM L.P.
Phone:      (415) 578-5700
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
Signature, Place and Date of Signing          /s/ Jessica Ngo                              San Francisco, CA      2/11/2011
                                              ---------------------------------------      -----------------      -------------
                                              By:  Jessica Ngo, as Attorney-in-Fact        [City, State]          [Date]
                                              for Chun R. Ding, Manager
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
     reported by other      reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1


Form 13F Information Table Entry Total:     6 Data Records


Form 13F Information Table Value Total:     $128,193 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12617                 ChinaRock Capital Management Limited

                                    CRCM LP
                            13F SECURITIES HOLDINGS
                             4th Quarter - FY 2010
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       Column 1             Column 2      Column 3    Column 4         Column 5        Column 6     Column 7        Column 8

                                                                                                                     Voting
                             Title                     Value     SHS or    SH/  Put/   Investment     Other    Sole  Authority  None
    Name of Issuer          of Class       CUSIP      (x$1000)   PRN Amt   PRN  Call   Discretion    Manager         Shared



51JOB INC                  Equity ADR    316827104     23,394     475,000   SH          SHARE-DEFINED   1            475,000

ACORN INTERNATIONAL INC    Equity ADR    004854105     3,559      843,476   SH          SHARE-DEFINED   1            843,476

LINKTONE LTD               Equity ADR    535925101      497       312,311   SH          SHARE-DEFINED   1            312,311

SINA CORP                  Equity        G81477104     75,702    1,100,000  SH          SHARE-DEFINED   1           1,100,000

THE9 LTD                   Equity ADR    88337K104     21,576    3,100,000  SH          SHARE-DEFINED   1           3,100,000

TONGJITANG CHINESE MED CO  Equity ADR    89025E103     3,465      811,535   SH          SHARE-DEFINED   1            811,535
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